Variable Interest Entities	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Variable Interest Entities

NOTE 5 VARIABLE INTEREST ENTITIES (VIEs)

Consolidated VIEs

As of December 31, 2012, U.S. Cellular holds a variable interest in and consolidates the following VIEs under GAAP:

  Aquinas Wireless L.P. (“Aquinas Wireless”); and
  King Street Wireless L.P. (“King Street Wireless”) and King Street Wireless, Inc., the general partner of King Street Wireless.

From time to time, the FCC conducts auctions through which additional spectrum is made available for the provision of wireless services.  U.S. Cellular participated in spectrum auctions indirectly through interests that it held at the time in Aquinas Wireless, King Street Wireless, Barat Wireless L.P. (“Barat Wireless”) and Carroll Wireless L.P. (“Carroll Wireless”), collectively, the “limited partnerships.” Each limited partnership participated in and was awarded spectrum licenses in one of four separate spectrum auctions (FCC Auctions 78, 73, 66 and 58). Each limited partnership qualified as a “designated entity” and thereby was eligible for bidding credits with respect to licenses purchased in accordance with the rules defined by the FCC for each auction. In most cases, the bidding credits resulted in a 25% discount from the gross winning bid.

On September 7, 2012, U.S. Cellular acquired 100% of the ownership interest in Barat Wireless, Inc., the general partner of Barat Wireless, for an immaterial amount. On December 5, 2012, U.S. Cellular acquired 100% of the ownership interest in Carroll PCS, Inc., the general partner of Carroll Wireless, for an immaterial amount. Prior to these acquisitions, U.S. Cellular consolidated Barat Wireless, Barat Wireless, Inc., Carroll Wireless, and Carroll PCS, Inc. as VIEs. Subsequent to the acquisition dates these entities ceased to be VIEs but continue to be consolidated based on U.S. Cellular's controlling financial interest in the entities.

The power to direct the activities that most significantly impact the economic performance of Aquinas Wireless and King Street Wireless is shared. Specifically, the general partner of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships; however, the general partner of each partnership needs consent of the limited partner, a U.S. Cellular subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of the VIEs is shared, U.S. Cellular has a disproportionate level of exposure to the variability associated with the economic performance of the VIEs, indicating that U.S. Cellular is the primary beneficiary of the VIEs in accordance with GAAP. Accordingly, these VIEs are consolidated.

U.S. Cellular's capital contributions and advances made to VIEs totaled $10.0 million and $15.8 million in the years ended December 31, 2012 and 2011, respectively.

The following table presents the classification of the consolidated VIEs' assets and liabilities in U.S. Cellular's Consolidated Balance Sheet.

December 31,	2012	2011
(Dollars in thousands)
Assets
Cash and cash equivalents	$5,849	$12,086
Other current assets	120	47
Licenses	308,091	483,059
Property, plant and equipment, net	16,443	9,450
Other assets and deferred charges	887	153
Total assets	$331,390	$504,795

Liabilities
Current liabilities	$1,013	$957
Deferred liabilities and credits	3,024	-
Total liabilities	$4,037	$957

Other Related Matters

U.S. Cellular may agree to make additional capital contributions and/or advances to Aquinas Wireless and King Street Wireless and/or to their general partners to provide additional funding for the development of licenses granted in the various auctions.  U.S. Cellular may finance such amounts with a combination of cash on hand, borrowings under its revolving credit agreement and/or long-term debt.  There is no assurance that U.S. Cellular will be able to obtain additional financing on commercially reasonable terms or at all to provide such financial support.

The limited partnership agreements of Aquinas Wireless and King Street Wireless also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership.  The general partner's put options related to its interests in King Street Wireless and Aquinas Wireless will become exercisable in 2019 and 2020, respectively.  The put option price is determined pursuant to a formula that takes into consideration fixed interest rates and the market value of U.S. Cellular's Common Shares.  Upon exercise of the put option, the general partner is required to repay borrowings due to U.S. Cellular.  If the general partner does not elect to exercise its put option, the general partner may trigger an appraisal process in which the limited partner (a subsidiary of U.S. Cellular) may have the right, but not the obligation, to purchase the general partner's interest in the limited partnership at a price and on other terms and conditions specified in the limited partnership agreement.  In accordance with requirements under GAAP, U.S. Cellular is required to calculate a theoretical redemption value for all of the put options assuming they are exercisable at the end of each reporting period, even though such exercise is not contractually permitted.  Pursuant to GAAP, this theoretical redemption value, net of amounts payable to U.S. Cellular for loans and accrued interest thereon made by U.S. Cellular to the general partners the (“net put value”), was $0.5 million at December 31, 2012. At December 31, 2011, the net put value was $1.0 million and also included the theoretical redemption value of the put options held by the general partners of Barat Wireless and Carroll Wireless, which were consolidated as VIEs on that date. The net put value is recorded as Noncontrolling interests with redemption features in U.S. Cellular's Consolidated Balance Sheet.  Also in accordance with GAAP, changes in the redemption value of the put options, net of interest accrued on the loans, are recorded as a component of Net income attributable to noncontrolling interests, net of tax, in U.S. Cellular's Consolidated Statements of Operations.

Aquinas Wireless and King Street Wireless were formed to participate in FCC auctions of wireless spectrum and to fund, establish, and provide wireless service with respect to any FCC licenses won in the auctions. As such, these entities have risks similar to those described in the “Risk Factors” in U.S. Cellular's Annual Report on Form 10-K.

U.S. Cellular began offering fourth generation Long-term Evolution (“4G LTE”) service in certain cities within its service areas during the first quarter of 2012 and has plans to continue the deployment of 4G LTE. U.S. Cellular currently provides 4G LTE service in conjunction with King Street Wireless. Aquinas Wireless is still in the process of developing long-term business plans.